17 Borrowings and financing (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		R$ 13,244,709	R$ 13,152,796		R$ 12,100,966
Foreign/local currency translation		0
Addition (lease)		28,549
Addition as per IFRS 16			113,233
Funding		4,845,860	1,808,587		1,640,130
Borrowing costs		(68,386)	(15,199)		(5,577)
Monetary variation and exchange rate changes		2,267,179	280,526		982,072
Inflation adjustment / exchange variation and incorporated interest - Capitalized		238,330	233,251		488,502
Interest paid		(626,625)	(737,326)
Interest and fees paid					(732,048)
Amortization		(3,244,099)	(2,148,198)		(1,678,748)
Accrued interest		559,931	568,679		563,902
Provision for interest and fees - Capitalized		171,026	153,177		198,061	[1]
Expenses with borrowing costs		13,176			10,214
Amortization of borrowing costs			9,128
Borrowings and financing, ending		17,258,624	13,244,709		13,152,796
Local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		6,885,911	6,483,387		6,428,145
Foreign/local currency translation		2,807,371
Addition (lease)		28,549
Addition as per IFRS 16			113,233
Funding		4,752,889	1,688,186		1,075,244
Borrowing costs		(59,453)	(12,442)		(3,021)
Monetary variation and exchange rate changes		86,939	46,567		66,183
Inflation adjustment / exchange variation and incorporated interest - Capitalized		0	4,587		10,367
Interest paid		(419,082)	(476,313)
Interest and fees paid					(491,312)
Amortization		(919,040)	(1,433,962)		(1,111,806)
Accrued interest		406,826	385,470		372,440
Provision for interest and fees - Capitalized		128,869	83,119		133,540	[1]
Expenses with borrowing costs		10,983			3,607
Amortization of borrowing costs			4,079
Borrowings and financing, ending		13,710,762	6,885,911		6,483,387
Local currency [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		3,711,228	3,486,861		3,576,842
Foreign/local currency translation		0
Addition (lease)		0
Addition as per IFRS 16			0
Funding		3,507,640	1,266,755		750,000
Borrowing costs		(52,328)	(11,814)		(3,021)
Monetary variation and exchange rate changes		86,939	42,692		62,676
Inflation adjustment / exchange variation and incorporated interest - Capitalized		0	0		0
Interest paid		(161,494)	(234,307)
Interest and fees paid					(259,175)
Amortization		(572,871)	(1,055,623)		(905,080)
Accrued interest		201,150	195,586		226,810
Provision for interest and fees - Capitalized		26,073	17,233		34,409	[1]
Expenses with borrowing costs		10,167			3,400
Amortization of borrowing costs			3,845
Borrowings and financing, ending		6,756,504	3,711,228		3,486,861
Local currency [member] | Brazilian federal savings bank [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		1,429,250	1,345,684		1,236,674
Foreign/local currency translation		0
Addition (lease)		0
Addition as per IFRS 16			0
Funding		74,485	162,767		194,244
Borrowing costs		0	0		0
Monetary variation and exchange rate changes		0	0		0
Inflation adjustment / exchange variation and incorporated interest - Capitalized		0	0		0
Interest paid		(111,601)	(109,128)
Interest and fees paid					(102,772)
Amortization		(84,821)	(79,404)		(85,515)
Accrued interest		73,067	74,421		75,668
Provision for interest and fees - Capitalized		38,452	34,910		27,385	[1]
Expenses with borrowing costs		0			0
Amortization of borrowing costs			0
Borrowings and financing, ending		1,418,832	1,429,250		1,345,684
Local currency [member] | BNDES [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		1,201,411	1,072,605		1,042,036
Foreign/local currency translation		0
Addition (lease)		0
Addition as per IFRS 16			0
Funding		213,514	256,981		131,000
Borrowing costs		0	(628)		0
Monetary variation and exchange rate changes		0	2,082		3,438
Inflation adjustment / exchange variation and incorporated interest - Capitalized		0	826		4,001
Interest paid		(47,164)	(83,419)
Interest and fees paid					(90,397)
Amortization		(81,213)	(131,026)		(102,314)
Accrued interest		47,668	60,644		28,909
Provision for interest and fees - Capitalized		36,427	23,112		55,725	[1]
Expenses with borrowing costs		259			207
Amortization of borrowing costs			234
Borrowings and financing, ending		1,370,902	1,201,411		1,072,605
Local currency [member] | BID 2202 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		0
Foreign/local currency translation		2,807,371
Addition (lease)		0
Funding		0
Borrowing costs		0
Monetary variation and exchange rate changes		0
Inflation adjustment / exchange variation and incorporated interest - Capitalized		0
Interest paid		(37,613)
Amortization		(90,674)
Accrued interest		22,668
Provision for interest and fees - Capitalized		27,886
Expenses with borrowing costs		557
Borrowings and financing, ending		2,730,195	0
Local currency [member] | BID INVEST [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		0
Foreign/local currency translation		0
Addition (lease)		0
Funding		950,000
Borrowing costs		(7,125)
Monetary variation and exchange rate changes		0
Inflation adjustment / exchange variation and incorporated interest - Capitalized		0
Interest paid		0
Amortization		0
Accrued interest		1,638
Provision for interest and fees - Capitalized		0
Expenses with borrowing costs		0
Borrowings and financing, ending		944,513	0
Local currency [member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		459,671	568,666		561,616
Foreign/local currency translation		0
Addition (lease)		0
Addition as per IFRS 16			0
Funding		0	0		0
Borrowing costs		0	0		0
Monetary variation and exchange rate changes		0	1,765		0
Inflation adjustment / exchange variation and incorporated interest - Capitalized		0	3,761		6,366
Interest paid		(51,431)	(47,663)
Interest and fees paid					(38,196)
Amortization		(30,928)	(123,880)		(17,427)
Accrued interest		51,431	49,160		40,290
Provision for interest and fees - Capitalized		0	7,862		16,017	[1]
Expenses with borrowing costs		0			0
Amortization of borrowing costs			0
Borrowings and financing, ending		428,743	459,671		568,666
Local currency [member] | Leases (Others) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning	[2]	74,453	0
Foreign/local currency translation		0
Addition (lease)		28,549
Addition as per IFRS 16	[2]		113,233
Funding		0	0	[2]
Borrowing costs		0	0	[2]
Monetary variation and exchange rate changes		0	0	[2]
Inflation adjustment / exchange variation and incorporated interest - Capitalized		0	0	[2]
Interest paid		(9,108)	(1,141)	[2]
Amortization		(56,571)	(42,646)	[2]
Accrued interest		8,553	5,007	[2]
Provision for interest and fees - Capitalized		0	0	[2]
Expenses with borrowing costs		0
Amortization of borrowing costs	[2]		0
Borrowings and financing, ending		45,876	74,453	[2]	0	[2]
Local currency [member] | Other borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		9,898	9,571		10,977
Foreign/local currency translation		0
Addition (lease)		0
Addition as per IFRS 16			0
Funding		7,250	1,683		0
Borrowing costs		0	0		0
Monetary variation and exchange rate changes		0	28		69
Inflation adjustment / exchange variation and incorporated interest - Capitalized		0	0		0
Interest paid		(671)	(655)
Interest and fees paid					(772)
Amortization		(1,962)	(1,383)		(1,470)
Accrued interest		651	652		763
Provision for interest and fees - Capitalized		31	2		4	[1]
Expenses with borrowing costs		0			0
Amortization of borrowing costs			0
Borrowings and financing, ending		15,197	9,898		9,571
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		6,358,798	6,669,409		5,672,821
Foreign/local currency translation		(2,807,371)
Addition (lease)		0
Addition as per IFRS 16			0
Funding		92,971	120,401		564,886
Borrowing costs		(8,933)	(2,757)		(2,556)
Monetary variation and exchange rate changes		2,180,240	233,959		915,889
Inflation adjustment / exchange variation and incorporated interest - Capitalized		67,304	54,719		63,457
Interest paid		(207,543)	(261,013)
Interest and fees paid					(240,736)
Amortization		(2,325,059)	(714,236)		(566,942)
Accrued interest		153,105	183,209		191,462
Provision for interest and fees - Capitalized		42,157	70,058		64,521	[1]
Expenses with borrowing costs		2,193			6,607
Amortization of borrowing costs			5,049
Borrowings and financing, ending		3,547,862	6,358,798		6,669,409
Foreign currency [member] | BID [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		2,316,190	2,399,985		1,743,257
Foreign/local currency translation		(2,807,371)
Addition (lease)		0
Addition as per IFRS 16			0
Funding		52,141	0		484,690
Borrowing costs		(6,635)	0		(2,365)
Monetary variation and exchange rate changes		845,246	40,594		237,433
Inflation adjustment / exchange variation and incorporated interest - Capitalized		48,246	49,387		53,208
Interest paid		(45,010)	(83,602)
Interest and fees paid					(55,391)
Amortization		(121,088)	(171,892)		(130,520)
Accrued interest		10,490	26,332		26,910
Provision for interest and fees - Capitalized		24,695	54,431		41,878	[1]
Expenses with borrowing costs		398			885
Amortization of borrowing costs			955
Borrowings and financing, ending		317,302	2,316,190		2,399,985
Foreign currency [member] | BIRD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		357,880	356,420		303,278
Foreign/local currency translation		0
Addition (lease)		0
Addition as per IFRS 16			0
Funding		0	2,540		0
Borrowing costs		(2,029)	(2,540)		0
Monetary variation and exchange rate changes		102,029	12,575		48,279
Inflation adjustment / exchange variation and incorporated interest - Capitalized		1,217	1,657		3,462
Interest paid		(7,572)	(10,627)
Interest and fees paid					(7,607)
Amortization		(31,216)	(12,273)		0
Accrued interest		5,659	8,548		6,945
Provision for interest and fees - Capitalized		752	1,561		2,044	[1]
Expenses with borrowing costs		140			19
Amortization of borrowing costs			19
Borrowings and financing, ending		426,860	357,880		356,420
Foreign currency [member] | Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		1,413,956	1,358,412		1,158,642
Foreign/local currency translation		0
Addition (lease)		0
Addition as per IFRS 16			0
Funding		0	0		0
Borrowing costs		0	0		0
Monetary variation and exchange rate changes		457,931	54,565		198,380
Inflation adjustment / exchange variation and incorporated interest - Capitalized		0	0		0
Interest paid		(104,170)	(102,883)
Interest and fees paid					(97,952)
Amortization		(1,868,676)	0		0
Accrued interest		90,941	94,095		85,072
Provision for interest and fees - Capitalized		9,195	8,943		13,448	[1]
Expenses with borrowing costs		823			822
Amortization of borrowing costs			824
Borrowings and financing, ending		0	1,413,956		1,358,412
Foreign currency [member] | JICA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		2,106,908	2,036,128		1,700,448
Foreign/local currency translation		0
Addition (lease)		0
Addition as per IFRS 16			0
Funding		40,830	117,861		80,196
Borrowing costs		(117)	(112)		(191)
Monetary variation and exchange rate changes		715,956	104,027		329,638
Inflation adjustment / exchange variation and incorporated interest - Capitalized		17,841	3,675		6,787
Interest paid		(43,758)	(35,001)
Interest and fees paid					(33,519)
Amortization		(200,597)	(155,064)		(82,608)
Accrued interest		40,172	32,194		33,992
Provision for interest and fees - Capitalized		6,897	3,013		1,209	[1]
Expenses with borrowing costs		189			176
Amortization of borrowing costs			187
Borrowings and financing, ending		2,684,321	2,106,908		2,036,128
Foreign currency [member] | BID 1983AB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		163,864	225,592		270,470
Foreign/local currency translation		0
Addition (lease)		0
Addition as per IFRS 16			0
Funding		0	0		0
Borrowing costs		(152)	(105)		0
Monetary variation and exchange rate changes		59,078	8,943		39,241
Inflation adjustment / exchange variation and incorporated interest - Capitalized			0		0
Interest paid		(7,033)	(10,338)
Interest and fees paid					(11,060)
Amortization		(103,482)	(71,141)		(85,306)
Accrued interest		5,843	9,111		9,681
Provision for interest and fees - Capitalized		618	870		1,488	[1]
Expenses with borrowing costs		643			1,078
Amortization of borrowing costs			932
Borrowings and financing, ending		119,379	163,864		225,592
Foreign currency [member] | Deutsche Bank [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, beginning		R$ 0	292,872		496,726
Addition as per IFRS 16			0
Funding			0		0
Borrowing costs			0		0
Monetary variation and exchange rate changes			13,255		62,918
Inflation adjustment / exchange variation and incorporated interest - Capitalized			0		0
Interest paid			(18,562)
Interest and fees paid					(35,207)
Amortization			(303,866)		(268,508)
Accrued interest			12,929		28,862
Provision for interest and fees - Capitalized			1,240		4,454	[1]
Expenses with borrowing costs					3,627
Amortization of borrowing costs			2,132
Borrowings and financing, ending			R$ 0		R$ 292,872

[1]	amount related to accrued interest which as part of the contract assets.
[2]	The amount presented in Funding for Leasing (IFRS 16) includes R$ 64,955 referring to the initial adoption of the standard on January 1, 2019.